Other items from operating activities - Other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other items from operating activities
Dividend income on non-consolidated subsidiaries	$ 196	$ 143	$ 159
Capitalized financial expenses	652	667	310
Other	555	475	427
OTHER FINANCIAL INCOME	1,403	1,285	896
Accretion of asset retirement obligations	(568)	(524)	(430)
Other	(267)	(207)	(103)
OTHER FINANCIAL EXPENSE	$ (835)	$ (731)	$ (533)